FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08788
                                   ----------

                  TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                    ------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Russia and East European Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS

DECEMBER 31, 2008

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   5

                      (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

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

Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                                                   COUNTRY         SHARES        VALUE
                                                                                -------------   -----------   -----------
       COMMON STOCKS 92.4%
       COMMERCIAL BANKS 7.1%
       Sberbank RF ..........................................................      Russia         3,845,370   $ 2,845,574
                                                                                                              -----------
       DIVERSIFIED TELECOMMUNICATION SERVICES 20.6%
       Sibirtelecom .........................................................      Russia       146,940,180     1,616,342
       Southern Telecommunications Co. ......................................      Russia        63,812,635     1,435,784
       Uralsvyazinform ......................................................      Russia        59,201,000       612,730
       Vimpel-Communications, ADR ...........................................      Russia           308,960     2,212,154
       VolgaTelecom .........................................................      Russia         3,681,235     1,987,867
       VolgaTelecom, ADR ....................................................      Russia           407,000       455,286
                                                                                                              -----------
                                                                                                                8,320,163
                                                                                                              -----------
       ENERGY EQUIPMENT & SERVICES 2.9%
       OAO TMK ..............................................................      Russia           393,550       382,144
       OAO TMK, GDR .........................................................      Russia           210,000       777,000
                                                                                                              -----------
                                                                                                                1,159,144
                                                                                                              -----------
       FOOD PRODUCTS 4.8%
   (a) Kernel Holding SA ....................................................    Luxembourg         362,000     1,501,037
(a, b) MHP SA, GDR, 144A ....................................................      Ukraine          137,200       445,900
                                                                                                              -----------
                                                                                                                1,946,937
                                                                                                              -----------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
   (a) TGC-5 JSC ............................................................      Russia       517,838,821        77,676
                                                                                                              -----------
       MEDIA 3.5%
   (a) CTC Media Inc. .......................................................   United States       295,400     1,417,920
                                                                                                              -----------
       METALS & MINING 18.4%
   (a) Chelyabinsk Zinc Plant ...............................................      Russia           278,000       250,200
       Cherepovets Mk Severstal .............................................      Russia         1,071,370     2,999,836
       Mechel OAO, ADR ......................................................      Russia           383,105     1,532,420
       Mining and Metallurgical Co. Norilsk Nickel ..........................      Russia            35,500     2,325,250
   (a) South-Ural Nickel Factory ............................................      Russia             1,100       101,750
       Vsmpo-Avisma Corp. ...................................................      Russia             7,430       223,131
                                                                                                              -----------
                                                                                                                7,432,587
                                                                                                              -----------
       OIL, GAS & CONSUMABLE FUELS 16.4%
       Gazprom, ADR .........................................................      Russia           210,500     2,999,625
   (a) JSC Mashinostroitelniy Zavod .........................................      Russia             4,240       277,720
       LUKOIL, ADR ..........................................................      Russia           100,200     3,316,620
                                                                                                              -----------
                                                                                                                6,593,965
                                                                                                              -----------
       PHARMACEUTICALS 7.7%
       Egis Nyrt ............................................................      Hungary           36,331     1,912,309
   (a) Veropharm ............................................................      Russia           120,971     1,179,467
                                                                                                              -----------
                                                                                                                3,091,776
                                                                                                              -----------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
(a, b) KDD Group NV 144A ....................................................      Ukraine          802,580        83,813
                                                                                                              -----------
       WIRELESS TELECOMMUNICATION SERVICES 10.6%
       Mobile TeleSystems ...................................................      Russia         1,120,000     4,289,600
                                                                                                              -----------


                     Quarterly Statement of Investments | 3

Templeton Russia and East European Fund, Inc.

                                                                                                                 VALUE
                                                                                                              -----------
       TOTAL COMMON STOCKS (COST $91,942,011) 92.4% .........................                                 $37,259,155
       OTHER ASSETS, LESS LIABILITIES 7.6% .................................                                    3,083,241
                                                                                                              -----------
       NET ASSETS 100.0% ....................................................                                 $40,342,396
                                                                                                              ===========

See Abbreviations on page 7.

(a)  Non-income producing for the twelve months ended December 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2008, the aggregate value of these securities was $529,713, representing 1.31% of net assets.

See Notes to Statement of Investments.


                     4 | Quarterly Statement of Investments

Templeton Russia and East European Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Russia and East European Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                     Quarterly Statement of Investments | 5

Templeton Russia and East European Fund, Inc.

3. INCOME TAXES

At December 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $ 93,839,064
                                                ============
Unrealized appreciation .....................   $  8,069,504
Unrealized depreciation .....................    (64,649,413)
                                                ------------
Net unrealized appreciation (depreciation) ..   $(56,579,909)
                                                ============

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets carried at fair value:

                                    LEVEL 1      LEVEL 2   LEVEL 3      TOTAL
                                  -----------   --------   -------   -----------
ASSETS:
   Investments in Securities ..   $36,590,124   $669,031     $--     $37,259,155


                     6 | Quarterly Statement of Investments

Templeton Russia and East European Fund, Inc.

5. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt
GDR - Global Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 7


ITEM 2. CONTROLS AND PROCEDURES.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

By /s/JENNIFER J. BOLT
   --------------------------------
       Jennifer J. Bolt
       Chief Executive Officer -
       Finance and Administration
Date   February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
   --------------------------------
       Jennifer J. Bolt
       Chief Executive Officer -
       Finance and Administration
Date   February 25, 2009

By /s/LAURA F. FERGERSON
  ---------------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  February 25, 2009